Condensed Financial Information of Registrant Prudential plc - Profit and Loss Accounts (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit and Loss Accounts
Profit before tax (being tax attributable to shareholders' and policyholders' returns)	[1]	$ 3,018	$ 3,179	$ 3,019
Tax (charge) credit on profit on ordinary activities		(804)	(711)	(681)
Profit (loss) attributable to equity holders of the company		(2,042)	2,118	783
Items that will not be reclassified to profit or loss
Valuation movements on retained interest in Jackson measured at fair value through other comprehensive income		250
Total comprehensive (loss) income for the year		(4,006)	2,657	6,379
Prudential plc
Profit and Loss Accounts
Investment income, including dividends received from subsidiary undertakings		3,642	539	9,707
Investment expenses and charges		(328)	(14)	(515)
Gain on revaluation of M&G plc				3,649
Loss on revaluation of Jackson upon demerger		(439)
Corporate expenditure		(244)	(572)	(713)
Foreign currency exchange gains (losses)		11	(19)	(18)
Profit before tax (being tax attributable to shareholders' and policyholders' returns)		2,642	(66)	12,110
Tax (charge) credit on profit on ordinary activities		6	(19)	145
Profit (loss) attributable to equity holders of the company		2,648	(85)	12,255
Items that may be reclassified subsequently to profit or loss
Exchange movements arising during the year				393
Items that will not be reclassified to profit or loss
Valuation movements on retained interest in Jackson measured at fair value through other comprehensive income		273
Actuarial losses recognised in respect of the defined benefit pension scheme				(91)
Related tax				16
Other comprehensive income for the period, net of related tax		273		318
Total comprehensive (loss) income for the year		$ 2,921	$ (85)	$ 12,573

[1]	This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those taxes on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the IFRS profit before tax measure is not representative of pre-tax profit attributable to shareholders as it is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for tax borne by policyholders.